Earnings per share - Schedule of Calculation of Earnings (Loss) Per Share, or EPS (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2016
Numerator:
Net income (loss) available to WildHorse Development	$ 26,366		$ 46,618	$ (10,397)
Less: Preferred stock dividends	73		73
Less: Undistributed earnings allocated to participating securities	387		434
Net income (loss) available to common stockholders	$ 25,906	$ (10,397)	$ 46,111	$ (10,397)
Denominator:
Weighted-average common shares outstanding	93,685		93,452	91,327
Basic EPS	$ 0.28	$ (0.11)	$ 0.49	$ (0.11)
Diluted EPS	$ 0.28	$ (0.11)	$ 0.49	$ (0.11)